Basis of Presentation and Significant Accounting Policies (Summary of Changes in Warranty Liability) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			7 Months Ended	2 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]
Guarantor Obligations [Line Items]
Warranty liability, beginning of period	$ 16,341	$ 21,365	$ 26,394	$ 14,000	$ 14,314	$ 16,341
Warranty provision during period	2,380	2,574	2,429	1,649	187	1,753
Warranty payments during period	(4,699)	(8,277)	(8,727)	(1,944)	(845)	(3,407)
Warranty charges related to pre-existing warranties during period	292	679	1,269	427	199	(79)
Fresh start adjustment					145
Warranty liability, end of period	$ 14,314	$ 16,341	$ 21,365	$ 14,132	$ 14,000	$ 14,608